Investment Objectives and Goals - iShares iBonds Dec 2033 Term Muni Bond ETF	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® DEC 2033 TERM MUNI BOND ETFTicker: IBMVStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares iBonds Dec 2033 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2033.